Investments in associates	12 Months Ended
Dec. 31, 2019
Interest In Other Entities [Abstract]
Investments in associates
Investments in associates
The following table provides aggregated summarized financial information for the group’s associates as it relates to the amounts recognized in the group income statement and on the group balance sheet.

					$ million
		Income statement			Balance sheet
		Earnings from associates - after interest and tax			Investments in associates
	2019	2018	2017	2019	2018
Rosneft	2,295	2,283	922	12,927	10,074
Other associates	386	573	408	7,407	7,599
	2,681	2,856	1,330	20,334	17,673

The associate that is material to the group at both 31 December 2019 and 2018 is Rosneft.
BP owns 19.75% of the voting shares of Rosneft which are listed on the MICEX stock exchange in Moscow and its global depository receipts are listed on the London Stock Exchange. The Russian federal government, through its investment company JSC Rosneftegaz, owned 50.0% plus one share of the voting shares of Rosneft at 31 December 2019.
BP classifies its investment in Rosneft as an associate because, in management’s judgement, BP has significant influence over Rosneft; see Interests in other entities within Note 1 for further information. The group’s investment in Rosneft is a foreign operation whose functional currency is the Russian rouble. The increase in the group's equity-accounted investment balance for Rosneft at 31 December 2019 compared with 31 December 2018 principally relates to earnings from Rosneft and foreign exchange effects, which have been recognized in other comprehensive income, offset by dividends.
17. Investments in associates – continued
The value of BP’s 19.75% shareholding in Rosneft based on the quoted market share price of $7.21 per share (2018 $6.18 per share) was $15,090 million at 31 December 2019 (2018 $12,934 million).
The following table provides summarized financial information relating to Rosneft. This information is presented on a 100% basis and reflects adjustments made by BP to Rosneft’s own results in applying the equity method of accounting. BP adjusts Rosneft’s results for the accounting required under IFRS relating to BP’s purchase of its interest in Rosneft and the amortization of the deferred gain relating to the disposal of BP’s interest in TNK-BP. These adjustments have increased the reported profit for 2019, as shown in the table below, compared with the amounts reported in Rosneft's IFRS financial statements. In particular, in 2018 these adjustments resulted in BP reporting a lower amount relating to impairment charges of downstream goodwill than the equivalent amounts reported by Rosneft.

			$ million
			Gross amount
	2019	2018	2017
Sales and other operating revenues	134,046	131,322	103,028
Profit before interest and taxation	17,473	18,886	9,949
Finance costs	1,281	2,785	2,228
Profit before taxation	16,192	16,101	7,721
Taxation	3,058	2,957	1,742
Non-controlling interests	1,514	1,585	1,311
Profit for the year	11,620	11,559	4,668
Other comprehensive income	572	2,086	2,810
Total comprehensive income	12,192	13,645	7,478
Non-current assets	161,327	137,038
Current assets	38,657	43,438
Total assets	199,984	180,476
Current liabilities	44,459	41,311
Non-current liabilities	79,327	78,754
Total liabilities	123,786	120,065
Net assets	76,198	60,411
Less: non-controlling interests	10,744	9,403
	65,454	51,008

The group received dividends, net of withholding tax, of $785 million from Rosneft in 2019 (2018 $620 million and 2017 $314 million).
Summarized financial information for the group’s share of associates is shown below.

									$ million
									BP share
			2019			2018			2017
	Rosneft[a]	Other	Total	Rosneft[a]	Other	Total	Rosneft[a]	Other	Total
Sales and other operating revenues	26,474	7,934	34,408	25,936	9,134	35,070	20,348	7,600	27,948
Profit before interest and taxation	3,451	788	4,239	3,730	1,150	4,880	1,965	626	2,591
Finance costs	253	87	340	550	78	628	440	54	494
Profit before taxation	3,198	701	3,899	3,180	1,072	4,252	1,525	572	2,097
Taxation	604	315	919	584	499	1,083	344	164	508
Non-controlling interests	299	—	299	313	—	313	259	—	259
Profit for the year	2,295	386	2,681	2,283	573	2,856	922	408	1,330
Other comprehensive income	113	(25)	88	412	(1)	411	555	1	556
Total comprehensive income	2,408	361	2,769	2,695	572	3,267	1,477	409	1,886
Non-current assets	31,862	11,504	43,366	27,065	10,787	37,852
Current assets	7,635	1,924	9,559	8,579	2,398	10,977
Total assets	39,497	13,428	52,925	35,644	13,185	48,829
Current liabilities	8,781	1,908	10,689	8,159	2,232	10,391
Non-current liabilities	15,667	4,577	20,244	15,554	3,817	19,371
Total liabilities	24,448	6,485	30,933	23,713	6,049	29,762
Net assets	15,049	6,943	21,992	11,931	7,136	19,067
Less: non-controlling interests	2,122	—	2,122	1,857	—	1,857
	12,927	6,943	19,870	10,074	7,136	17,210
Group investment in associates
Group share of net assets (as above)	12,927	6,943	19,870	10,074	7,136	17,210
Loans made by group companies to associates	—	464	464	—	463	463
	12,927	7,407	20,334	10,074	7,599	17,673

[a]
From 1 October 2014, Rosneft adopted hedge accounting in relation to a portion of highly probable future export revenue denominated in US dollars over a five-year period. Foreign exchange gains and losses arising on the retranslation of borrowings denominated in currencies other than the Russian rouble and designated as hedging instruments are recognized initially in other comprehensive income, and are reclassified to the income statement as the hedged revenue is recognized.

17. Investments in associates – continued
Transactions between the group and its associates are summarized below.

						$ million
Sales to associates		2019		2018		2017
Product	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December
LNG, crude oil and oil products, natural gas	1,544	243	2,064	393	1,612	216

						$ million
Purchases from associates		2019		2018		2017
Product	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December
Crude oil and oil products, natural gas, transportation tariff	9,503	1,641	14,112	2,069	11,613	1,681

In addition to the transactions shown in the table above, in 2018 BP acquired a 49% stake in LLC Kharampurneftegaz, a Rosneft subsidiary, which develops resources within the Kharampurskoe and Festivalnoye licence areas in Yamalo-Nenets in northern Russia. BP’s interest in LLC Kharampurneftegaz is accounted for as an associate.
The terms of the outstanding balances receivable from associates are typically 30 to 45 days. The balances are unsecured and will be settled in cash. There are no significant provisions for doubtful debts relating to these balances and no significant expense recognized in the income statement in respect of bad or doubtful debts. Dividends receivable are not included in the table above.
The majority of purchases from associates relate to crude oil and oil products transactions with Rosneft. Sales to associates are related to various entities.
BP has commitments amounting to $11,198 million (2018 $11,303 million), primarily in relation to contracts with its associates for the purchase of transportation capacity. For information on capital commitments in relation to associates see Note 13.